Fulbright & Jaworski l.l.p.
A Registered Limited Liability Partnership
2200 Ross Avenue, Suite 2800
Dallas, Texas 75201-2784
www.fulbright.com
telephone:     (214) 855-8000                                                                                                                                   facsimile:     (214) 855-8200
September 21, 2006
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
Judiciary Plaza
Washington, D.C. 20549

Re:	Harvest Natural Resources, Inc. Preliminary Proxy
Ladies and Gentlemen :
     On behalf of Harvest Natural Resources, Inc. a Delaware corporation (the “Company”), attached for filing pursuant to the Securities Exchange Act of 1934, and the rules and regulations promulgated thereunder, are a preliminary proxy statement on Schedule 14A and form of proxy relating to a special meeting of the Company’s stockholders.
     Certain sections in the proxy statement related to information about the acquiring company, which is a subsidiary of the government of Venezuela, is not available to us and therefore not contained in the preliminary proxy statement. The Company has requested the information from the Venezuelan government, but it has declined to provide us with information. The limited information we have included about the acquiring company is based on public filings made with the Securities and Exchange Commission (the “SEC”) in past years by another subsidiary of the government of Venezuela that is affiliated with the acquiring company. We understand that this information is important to the stockholders and the Company is in the process of trying to obtain such information. However, because the Venezuelan government may decline future requests, it may be impossible for us to obtain all required information about the acquiring company, and such information will remain not reasonably available to us or in our power to ascertain or procure.
     Based on our research and conversations we have had with SEC staff, we have included in the preliminary proxy statement information related to estimates of reserves other than proved reserves, pursuant to the exception regarding such information contained in Instruction 5 to Item 102 of Regulation S-K. We have included as an appendix to the preliminary proxy statement a report of Ryder Scott Company, L.P. relating to the oil and gas properties that are described in the preliminary proxy statement.
     Based on Rule 14(g), we have calculated the filling fees to be $15,594.07. The Company has deposited $15,600 in the SEC’s account to cover this amount.

SEC
September 21, 2006

     The Company intends to send the definitive proxy statement and form of proxy to its stockholders as soon as possible and would appreciate your expedited review of the attached preliminary proxy statement.
     If any member of the Commission’s staff has any questions or comments with respect to the enclosed filing or desires further information in connection therewith, such person should contact the undersigned by phone at (214) 855-8369 or Celina A. Lopez by phone at (713) 651-8355.

Very truly yours,
/s/ HARVA R. DOCKERY
Harva R. Dockery

cc:	Kerry Brittain (Harvest Natural Resources, Inc.) Kurt Nelson (Harvest Natural Resources, Inc.) Celina A. Lopez (Fulbright & Jaworski L.L.P.)